Note 10 - Derivatives and Fair Value Disclosures (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Note 10 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Derivative, Notional Amount	$ 54,492,179
Derivative, Reference Rate LIBOR	0.36%
Derivative Instruments Not Designated As Hedging Instruments Reclassification From OCI	92,857	(11,830)
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 74,479
Minimum [Member]
Note 10 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Interest Rate Swap, Fixed Rate	2.77%
Maximum [Member]
Note 10 - Derivatives and Fair Value Disclosures (Details) [Line Items]
Interest Rate Swap, Fixed Rate	4.73%